Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024